Share capital - Deferred share units (Details) - DSUs	12 Months Ended
Dec. 31, 2021 $ / shares shares
Disclosure of classes of share capital [line items]
Number of options outstanding, beginning | shares	44,623
Number of options granted | shares	51,468
Number of options exercised | shares	(11,510)
Number of options outstanding, ending | shares	84,581
Weighted average exercise price, Options outstanding, beginning | $ / shares	$ 3.41
Weighted average exercise price, Options granted | $ / shares	3.41
Weighted average exercise price, Options exercised | $ / shares	3.41
Weighted average exercise price, Options outstanding, ending | $ / shares	$ 3.41